Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IFRS 9	$ 414,013	$ 295,679	$ 293,415
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	21,715	21,715	17,459
FVTPL | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9		46,162	73,052
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,678,100	669,147	997,092
FVTOCI | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	15,528	17,443	35,710
Amortised costs | Research and development incentive receivables - non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	76,706	47,488	32,707
Amortised costs | Noncurrent restricted cash
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	2,419	1,736	1,707
Amortised costs | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	496,687	275,697	38,221
Amortised costs | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,131,000	1,345,646	929,000
Amortised costs | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	2,584	1,578
Amortised costs | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	20,744	77,477	242,494
Amortised costs | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	$ 350,000	$ 54,116	$ 95,090